SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Payroll and related expenses	$ 503	$ 973	$ 817
Marketing	296	291	797
Overseas travel	58	98	79
Sales and marketing expenses	$ 857	$ 1,362	$ 1,693